                                                           FILE NUMBER 028-06458

                                    FORM 13 F
                INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT
              MANAGERS PURSUANT TO SECTION 13 (F) OF THE SECURITIES
                    EXCHANGE ACT OF 1934 AND RULES THEREUNDER

                       Securities and Exchange Commission
                                Washington, D.C.

          Report for the Calendar Year or Quarter Ended March 31, 2004

                       If amended report check here: _____

Name of Institutional Investment Manager:

The Torray Corporation

Business Address:

7501 Wisconsin Avenue, Suite 1100, Bethesda, MD 20814-6523

Name, Phone No., and Title of Person Duly Authorized to Submit this Report:

William M Lane, Vice President (301) 493-4600

     The institutional investment manager submitting this Form and its attachments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements, and schedules are considered integral parts of this Form and that the submission of any amendment represents that all unamended items, statements and schedules remain true, correct and complete as previously submitted.

     Pursuant to the requirements of Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed on its behalf in the City of Bethesda and the State of Maryland on the 13/th/ day of May, 2004.

                                           By: /s/ William M Lane
                                              ----------------------------------
                                                William M Lane, Vice President
                                                for The Torray Corporation

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March 31, 2004            Form 13F - The Torray Corporation

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
        Item 1              Item 2    Item 3         Item 4     Item 5           Item 6           Item 7              Item 8
                            Title     CUSIP       Fair Market   Total            Invest                          Voting Authority
                                                                         -----------------------          --------------------------
                                                                           (a)     (b)    (c)               (a)       (b)     (c)
Name of Issuer             of Class   Number         Value      Shares     Sole  Shared  Other   Managers   Sole     Shared   None
--------------             --------   ------         -----      ------     ----  ------  -----   --------   ----     ------   ----
Abbott Laboratories         Common   002824100     56,837,190  1,382,900     X                     All    1,382,900
Allied Capital
 Corporation                Common   01903Q108     54,116,114  1,786,600     X                     All    1,786,600
AMBAC Financial Group,
 Inc.                       Common   023139108    106,523,564  1,443,800     X                     All    1,443,800
American Express Company    Common   025816109     15,373,525    296,500     X                     All      296,500
American International
 Group, Inc.                Common   026874107     52,149,715    730,900     X                     All      730,900
Amgen, Inc.                 Common   031162100    114,810,129  1,973,700     X                     All    1,973,700
Anheuser-Busch Cos., Inc.   Common   035229103     99,031,800  1,941,800     X                     All    1,941,800
Automatic Data
 Processing, Inc.           Common   053015103    100,501,800  2,392,900     X                     All    2,392,900
Bank of America
 Corporation                Common   060505104     34,440,794    425,300     X                     All      425,300
Bank One Corporation        Common   06423A103     53,467,764    980,700     X                     All      980,700
Boston Scientific
 Corporation                Common   101137107     51,156,898  1,207,100     X                     All    1,207,100
Cardinal Health, Inc.       Common   14149Y108    111,135,700  1,613,000     X                     All    1,613,000
CarrAmerica Realty
 Corporation                Common   144418100     37,510,350  1,106,500     X                     All    1,106,500
Charter One Financial,
 Inc.                       Common   160903100     60,564,608  1,712,800     X                     All    1,712,800
Clear Channel
 Communications, Inc.       Common   184502102     85,839,215  2,026,900     X                     All    2,026,900
DirecTV Group, Inc.         Common   25459L106     62,136,800  4,040,104     X                     All    4,040,104
Disney Company, The Walt    Common   254687106     52,951,311  2,118,900     X                     All    2,118,900
Echostar Corporation        Common   278762109     33,506,525  1,023,100     X                     All    1,023,100
Emerson Electric Company    Common   291011104     48,085,800    802,500     X                     All      802,500
First Data Corporation      Common   319963104    123,107,200  2,920,000     X                     All    2,920,000
Franklin Resources, Inc.    Common   354613101    100,146,048  1,798,600     X                     All    1,798,600
Gannett Co., Inc.           Common   364730101     21,488,532    243,800     X                     All      243,800
General Electric Company    Common   369604103     39,849,964  1,305,700     X                     All    1,305,700
Hewlett-Packard Company     Common   428236103     18,276,568    800,200     X                     All      800,200
Honeywell International
 Inc.                       Common   438516106     69,534,670  2,054,200     X                     All    2,054,200
IBM Corporation             Common   459200101     41,373,920    450,500     X                     All      450,500
Illinois Tool Works, Inc.   Common   452308109    112,363,986  1,418,200     X                     All    1,418,200
J.P. Morgan Chase & Co.     Common   46625H100     70,087,963  1,670,750     X                     All    1,670,750
Johnson & Johnson           Common   478160104     21,200,960    418,000     X                     All      418,000
Kimberly-Clark Corporation  Common   494368103     63,131,550  1,000,500     X                     All    1,000,500
LaBranche & Co., Inc.       Common   505447102     12,622,460  1,126,000     X                     All    1,126,000
Markel Corporation          Common   570535104     89,509,550    310,905     X                     All      310,905
Merck & Co., Inc.           Common   589331107     43,049,898    974,200     X                     All      974,200
O'Reilly Automotive         Common   686091109     22,542,520    563,000     X                     All      563,000
Pfizer, Inc.                Common   717081103     33,553,365    957,300     X                     All      957,300
SBC Communications, Inc.    Common   78387G103     52,999,038  2,159,700     X                     All    2,159,700
Tribune Company             Common   896047107     59,493,980  1,179,500     X                     All    1,179,500
United Technologies
 Corporation                Common   913017109     47,620,340    551,800     X                     All      551,800
Univision
 Communications Inc.        Common   914906102     78,699,141  2,384,100     X                     All    2,384,100
Wyeth                       Common   983024100     26,318,795    700,900     X                     All      700,900

                                                2,377,110,049                                            53,993,859
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